Document and Entity Information	Nov. 03, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001707502
Document Type	8-K
Document Period End Date	Nov. 03, 2025
Entity Registrant Name	Solid Biosciences Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38360
Entity Tax Identification Number	90-0943402
Entity Address, Address Line One	500 Rutherford Avenue
Entity Address, Address Line Two	Third Floor
Entity Address, City or Town	Charlestown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02129
City Area Code	(617)
Local Phone Number	337-4680
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.001 par value per share
Trading Symbol	SLDB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false